BUSINESS COMBINATION (Details 15) - Companhia Energetica Chapeco [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Purchase price considered for the business combination	R$ 358,634
Assets Transferred 1 [Member]
IfrsStatementLineItems [Line Items]
Determination of comment	Payment made upon acquisition
Purchase price considered for the business combination	R$ 358,634